Note 37 (Tables)	12 Months Ended
Dec. 31, 2021
Net Interest Income [Abstract]
Interest income breakdown by origin [Table Text Block]
The breakdown of the interest and other income recognized in the accompanying consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	2021	2020	2019
Financial assets held for trading	1,084	1,189	2,037
Financial assets designated at fair value through profit or loss	11	8	5
Financial assets at fair value through other comprehensive income	1,880	1,392	1,629
Financial assets at amortized cost	18,364	18,357	22,741
Insurance activity	1,084	1,021	1,079
Adjustments of income as a result of hedging transactions	(84)	(112)	(72)
Other income (*)	675	534	343
Total	23,015	22,389	27,762
(*) Includes accrued interest following TLTRO III transactions (see Note 22.1)

Interest expense breakdown by origin [Table Text Block]	The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	2021	2020	2019
Financial liabilities held for trading	1,339	742	1,229
Financial liabilities designated at fair value through profit or loss	52	61	6
Financial liabilities at amortized cost	6,130	6,346	9,953
Adjustments of expense as a result of hedging transactions	(360)	(413)	(250)
Insurance activity	773	721	753
Cost attributable to pension funds	52	57	85
Other expense	342	284	196
Total	8,329	7,797	11,972